Summarized Financial Information of Citizens Holding Company - Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities
Net income		$ 7,588,901		$ 7,449,759		$ 7,149,860
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense		117,300		115,000
Increase in other assets		(786,043)		(784,425)		(1,017,032)
Cash flows from financing activities
Dividends paid to stockholders		(4,540,748)		(4,341,076)		(4,285,371)
Repurchase of company stock		(390,205)
Excess tax benefit from equity grants		1,001				14,566
Proceeds from stock option exercises		27,000				128,950
Net (decrease) increase in cash and due from banks		(7,458,040)		6,365,535		(5,521,093)
Citizens Holding Company
Cash flows from operating activities
Net income		7,588,901		7,449,759		7,149,860
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	[1]	(2,191,684)		(3,241,870)		(2,898,509)
Stock compensation expense		117,300		115,000
Increase in other assets		(103,168)		(44,082)		(1,032)
Decrease in other liabilities						(400)
Net cash provided by operating activities		5,411,349		4,278,807		4,249,919
Cash flows from financing activities
Dividends paid to stockholders		(4,540,748)		(4,341,076)		(4,285,371)
Repurchase of company stock		(390,205)
Excess tax benefit from equity grants		1,001
Proceeds from stock option exercises		27,000				128,950
Net cash used by financing activities		(4,902,951)		(4,341,076)		(4,156,421)
Net (decrease) increase in cash and due from banks		508,398		(62,269)		93,498
Cash, beginning of year		1,688,497	[2]	1,750,766		1,657,268
Cash, end of year		$ 2,196,895	[2]	$ 1,688,497	[2]	$ 1,750,766

[1]	Eliminates in consolidation.
[2]	Fully or partially eliminates in consolidation.